Interest expense and finance costs	12 Months Ended
Dec. 31, 2021
Interest expense and finance costs
Interest expense and finance costs

12.   Interest expense and finance costs

	For the years ended December 31
	2021	2020	2019
Interest incurred – debt	4,404,746	6,585,889	10,780,248
Interest incurred – finance leases	9,766,818	9,737,294	13,419,326
Amortization of deferred finance fees	2,192,177	1,765,271	2,560,180
Interest rate swaps	407,457	79,701	—
	16,771,198	18,168,155	26,759,754